Segment Reporting	12 Months Ended
Dec. 31, 2025
Segment Reporting [Abstract]
Segment Reporting
Note 14 - Segment Reporting

A.	Information on sales by geographic distribution:

Sales are attributed to geographic distribution based on the location of the ultimate customer:

	Year ended December 31
	2023	2024	2025
	US$ thousands

USA	103,985	43,698	45,656
North America - other	1,442	280	331
Israel	7,560	3,365	3,831
Europe	8,048	6,221	6,992
Asia-Pacific	3,096	4,550	5,116

	124,131	58,114	61,926

B.	Sales to single ultimate customers exceeding 10% of sales (US$ thousands):

	Year ended December 31
	2023	2024	2025
	US$ thousands

Customer "A"	5,889	7,302	8,454
Customer "B"	11,018	7,611	3,591
Customer "C"	26,808	2,904	2,560

C.	Information on Long-Lived Assets - Property, Plant and Equipment and ROU assets by geographic areas:

The following table presents the locations of the Company’s long-lived assets as of December 31, 2024 and 2025:

	Year ended December 31
	2024	2025
	US$ thousands

North America	420	257
Europe	71	86
Israel	9,506	8,944

	9,997	9,287

D.	Segment information:

Operating segments are defined as components of an entity for which separate financial information is available and that is regularly reviewed by the Chief Operating Decision Maker (“CODM”). The Company has one operating segment.

The Company’s operations are managed and reported to its Chief Executive Officer (“CEO”), the Company’s chief operating decision maker ("CODM").

The CODM uses operating and net income to allocate resources during the Company’s annual planning process and throughout the year, as well as to assess the performance of the Company’s operations. Operating income serves as a key financial metric used by the CODM to evaluate operating results and support strategic and operational decision making.

The following table provides the significant expense (income) categories and amounts align with the segment-level information that is regularly provided to the CODM:

	Year ended December 31
	2023	2024	2025
	US$ thousands

Sales	124,131	58,114	61,926
Raw material and subcontracted manufacturing costs	(81,947)	(35,364)	(36,112)
Write-down of obsolete inventory	(6,433)	(3,682)	(2,817)
Payroll & related expenses	(21,465)	(19,481)	(22,189)
Share-based compensation expenses	(3,353)	(3,166)	(2,788)
Subcontractor work	(2,681)	(3,747)	(3,228)
Depreciation costs	(2,212)	(1,891)	(1,249)
Rent	(2,150)	(2,121)	(2,036)
Impairment of goodwill	(25,561)	-	-
Other segment items *	(6,718)	(1,622)	(3,430)
Amortization expense	(285)	(318)	(338)
Operating loss	(28,674)	(13,278)	(12,261)
Financial income, net	1,372	1,961	1,653
Income taxes	889	(2,391)	(871)
Segment net loss	(26,413)	(13,708)	(11,479)

*	Other segment items included in Segment net loss includes professional services, consulting and other outside services expenses, travel expenses, insurance, facilities, and other overhead items.